Loss Per Share (Tables)	12 Months Ended
Sep. 30, 2024
Loss Per Share [Abstract]
Schedule of Basic and Diluted Loss Per Share	Basic loss per share and diluted loss per share have been calculated in accordance with ASC 260 for the year ended September 30, 2022, 2023 and 2024 as follows:
			(Predecessor)	(Successor)		(Predecessor)
	For the year ended September 30, 2024		From October 1, 2022 to October 11, 2022	From October 12, 2022 to September 30, 2023	From October 1, 2022 to September 30, 2023	For the year ended September 30, 2022
	HK$	US$	HK$	HK$	HK$	HK$
Numerator:
Net loss attributable to ordinary shareholders of Alpha Technology Group Limited	(5,487,765)	(706,339)	(156,387)	(6,830,973)	(6,987,360)	(2,663,554)
Denominator:
Weighted average number of ordinary shares
— Basic	15,262,500	—	20,000	13,250,000	13,250,000	20,000
— Diluted	14,933,987	—	—	1,169,808	1,169,808	—
Net loss per share attributable to ordinary shareholders
— Basic	—	—	(8)	(1)	(1)	(133)
— Diluted	—	—	—	(6)	(6)	—